Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	1,055,826,288.48	42,078
Yield Supplement Overcollateralization Amount 10/31/24	84,471,744.39	0
Receivables Balance 10/31/24	1,140,298,032.87	42,078
Principal Payments	35,576,784.64	1,269
Defaulted Receivables	1,119,031.40	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	80,751,402.34	0
Pool Balance at 11/30/24	1,022,850,814.49	40,772

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.08%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,069,500.76	320
Past Due 61-90 days	2,963,255.79	106
Past Due 91-120 days	641,491.99	23
Past Due 121+ days	0.00	0
Total	12,674,248.54	449

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	575,996.80
Aggregate Net Losses/(Gains) - November 2024	543,034.60
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.57%
Prior Net Losses/(Gains) Ratio	0.79%
Second Prior Net Losses/(Gains) Ratio	0.21%
Third Prior Net Losses/(Gains) Ratio	0.17%
Four Month Average	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	9,205,657.33
Actual Overcollateralization	9,205,657.33
Weighted Average Contract Rate	6.71%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	58.42

Flow of Funds	$ Amount
Collections	42,389,964.73
Investment Earnings on Cash Accounts	17,172.72
Servicing Fee	(950,248.36)
Transfer to Collection Account	-
Available Funds	41,456,889.09

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,003,917.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,313,037.39
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,205,657.33
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,559,534.93

Total Distributions of Available Funds	41,456,889.09

Servicing Fee	950,248.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	1,046,323,851.88
Principal Paid	32,678,694.72
Note Balance @ 12/16/24	1,013,645,157.16

Class A-1
Note Balance @ 11/15/24	61,273,851.88
Principal Paid	32,678,694.72
Note Balance @ 12/16/24	28,595,157.16
Note Factor @ 12/16/24	12.6807792%

Class A-2a
Note Balance @ 11/15/24	200,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	200,000,000.00
Note Factor @ 12/16/24	100.0000000%

Class A-2b
Note Balance @ 11/15/24	266,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	266,000,000.00
Note Factor @ 12/16/24	100.0000000%

Class A-3
Note Balance @ 11/15/24	403,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	403,000,000.00
Note Factor @ 12/16/24	100.0000000%

Class A-4
Note Balance @ 11/15/24	61,570,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	61,570,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	36,320,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	36,320,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	18,160,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	18,160,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,218,659.44
Total Principal Paid	32,678,694.72
Total Paid	36,897,354.16

Class A-1
Coupon	5.36900%
Interest Paid	283,287.74
Principal Paid	32,678,694.72
Total Paid to A-1 Holders	32,961,982.46

Class A-2a
Coupon	4.78000%
Interest Paid	796,666.67
Principal Paid	0.00
Total Paid to A-2a Holders	796,666.67

Class A-2b
SOFR Rate	4.80563%
Coupon	5.27563%
Interest Paid	1,208,412.36
Principal Paid	0.00
Total Paid to A-2b Holders	1,208,412.36

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4849114
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.9949153
Total Distribution Amount	30.4798267

A-1 Interest Distribution Amount	1.2562649
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	144.9166063
Total A-1 Distribution Amount	146.1728712

A-2a Interest Distribution Amount	3.9833334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.9833334

A-2b Interest Distribution Amount	4.5429036
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.5429036

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	162.59
Noteholders' Third Priority Principal Distributable Amount	555.71
Noteholders' Principal Distributable Amount	281.70

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	3,026,385.22
Investment Earnings	11,317.74
Investment Earnings Paid	(11,317.74)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22